Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,590	$ 5,165
Credit facilities utilized:
Short-term borrowings	(512)	(60)
Long-term debt (including current portion)	(22,320)	(24,231)
Letters of credit outstanding	(114)	(119)
Credit facilities unused	4,324	3,920
Current installments of long-term debt	$ 690	$ 926
Credit facility
Credit facilities utilized:
Short-term debt weighted average interest rate (percent)	3.20%	4.20%
Long-term debt weighted average interest rate (percent)	2.40%	3.30%
Current installments of long-term debt	$ 252	$ 735
Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(640)	(1,066)
Long-term Credit Facility Borrowings | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(640)	(1,066)
Credit facility
Credit facilities utilized:
Short-term borrowings	(512)	$ (60)
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	4,209
Credit facilities utilized:
Letters of credit outstanding	(64)
Credit facilities unused	2,993
Regulated Utilities | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(640)
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(512)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	1,381
Credit facilities utilized:
Letters of credit outstanding	(50)
Credit facilities unused	1,331
Corporate and Other | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	0
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	$ 0